Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 5
Entity Central Index Key	0001090155
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class A
Trading Symbol	TBDAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Diversified Growth Fund (the
“Fund”) for the period of August 1, 2025 to January 31, 2026.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class A	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 423,667,412
Holdings Count | Holding	87
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND S TA TISTICS AS OF 1/31/2026?
Fund’s net assets	$ 423,667,412
Number of fund holdings	87
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.7%
Software	14.3%
Interactive Media & Services	13.2%
Broadline Retail	6.3%
Technology Hardware, Storage & Peripherals	5.9%
Pharmaceuticals	4.8%
Financial Services	4.7%
Automobiles	3.2%
Specialty Retail	2.6%
Biotechnology	2.6%
Consumer Staples Distribution & Retail	2.5%
Entertainment	2.5%
Aerospace & Defense	2.4%
IT Services	1.4%
Electric Utilities	1.2%
Hotels, Restaurants & Leisure	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Industry Classification	% of Net Assets
Consumer Finance	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Electronic Equipment, Instruments & Components	0.9%
Machinery	0.7%
Ground Transportation	0.7%
Commercial Services & Supplies	0.6%
Health Care Equipment & Supplies	0.6%
Health Care Providers & Services	0.5%
Beverages	0.5%
Others*	2.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class C
Trading Symbol	TBDCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Diversified Growth Fund (the
“Fund”) for the period of August 1, 2025 to January 31, 2026.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class C	$93	1.79%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.79%
Net Assets	$ 423,667,412
Holdings Count | Holding	87
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATIS TICS AS OF 1/31/2026?
Fund’s net assets	$ 423,667,412
Number of fund holdings	87
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.7%
Software	14.3%
Interactive Media & Services	13.2%
Broadline Retail	6.3%
Technology Hardware, Storage & Peripherals	5.9%
Pharmaceuticals	4.8%
Financial Services	4.7%
Automobiles	3.2%
Specialty Retail	2.6%
Biotechnology	2.6%
Consumer Staples Distribution & Retail	2.5%
Entertainment	2.5%
Aerospace & Defense	2.4%
IT Services	1.4%
Electric Utilities	1.2%
Hotels, Restaurants & Leisure	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Industry Classification	% of Net Assets
Consumer Finance	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Electronic Equipment, Instruments & Components	0.9%
Machinery	0.7%
Ground Transportation	0.7%
Commercial Services & Supplies	0.6%
Health Care Equipment & Supplies	0.6%
Health Care Providers & Services	0.5%
Beverages	0.5%
Others*	2.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class Z
Trading Symbol	TBDZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Diversified Growth Fund (the
“Fund”) for the period of August 1, 2025 to January 31, 2026.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class Z	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
Net Assets	$ 423,667,412
Holdings Count | Holding	87
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STAT IS TICS AS OF 1/31/2026?
Fund’s net assets	$ 423,667,412
Number of fund holdings	87
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.7%
Software	14.3%
Interactive Media & Services	13.2%
Broadline Retail	6.3%
Technology Hardware, Storage & Peripherals	5.9%
Pharmaceuticals	4.8%
Financial Services	4.7%
Automobiles	3.2%
Specialty Retail	2.6%
Biotechnology	2.6%
Consumer Staples Distribution & Retail	2.5%
Entertainment	2.5%
Aerospace & Defense	2.4%
IT Services	1.4%
Electric Utilities	1.2%
Hotels, Restaurants & Leisure	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Industry Classification	% of Net Assets
Consumer Finance	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Electronic Equipment, Instruments & Components	0.9%
Machinery	0.7%
Ground Transportation	0.7%
Commercial Services & Supplies	0.6%
Health Care Equipment & Supplies	0.6%
Health Care Providers & Services	0.5%
Beverages	0.5%
Others*	2.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class R6
Trading Symbol	TBDQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Diversified Growth Fund (the
“Fund”) for the period of August 1, 2025 to January 31, 2026.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class R6	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 423,667,412
Holdings Count | Holding	87
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STAT ISTI CS AS OF 1/31/2026?
Fund’s net assets	$ 423,667,412
Number of fund holdings	87
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.7%
Software	14.3%
Interactive Media & Services	13.2%
Broadline Retail	6.3%
Technology Hardware, Storage & Peripherals	5.9%
Pharmaceuticals	4.8%
Financial Services	4.7%
Automobiles	3.2%
Specialty Retail	2.6%
Biotechnology	2.6%
Consumer Staples Distribution & Retail	2.5%
Entertainment	2.5%
Aerospace & Defense	2.4%
IT Services	1.4%
Electric Utilities	1.2%
Hotels, Restaurants & Leisure	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Industry Classification	% of Net Assets
Consumer Finance	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Electronic Equipment, Instruments & Components	0.9%
Machinery	0.7%
Ground Transportation	0.7%
Commercial Services & Supplies	0.6%
Health Care Equipment & Supplies	0.6%
Health Care Providers & Services	0.5%
Beverages	0.5%
Others*	2.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON RISING DIVIDEND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class A
Trading Symbol	PJDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class A	$66	1.24%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%
Net Assets	$ 77,319,518
Holdings Count | Holding	63
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND S TATIS TICS AS OF 1/31/2026?
Fund’s net assets	$ 77,319,518
Number of fund holdings	63
Portfolio turnover rate for the period	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	8.5%
Semiconductors & Semiconductor Equipment	8.1%
Oil, Gas & Consumable Fuels	7.8%
Aerospace & Defense	4.9%
Machinery	4.3%
Multi-Utilities	4.2%
Biotechnology	4.1%
Pharmaceuticals	4.0%
Capital Markets	4.0%
IT Services	3.8%
Diversified Telecommunication Services	3.6%
Electric Utilities	3.6%
Communications Equipment	3.3%
Specialty Retail	3.1%
Consumer Staples Distribution & Retail	3.1%
Financial Services	2.7%
Affiliated Mutual Fund - Short-Term Investment (2.3% represents investments purchased with collateral from securities on loan)	2.7%
Personal Care Products	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Industry Classification	% of Net Assets
Building Products	2.4%
Industrial Conglomerates	2.4%
Electrical Equipment	2.2%
Hotels, Restaurants & Leisure	2.0%
Leisure Products	2.0%
Interactive Media & Services	1.9%
Insurance	1.7%
Metals & Mining	1.4%
Residential REITs	1.1%
Air Freight & Logistics	1.1%
Software	0.9%
Chemicals	0.7%
Independent Power & Renewable Electricity Producers	0.6%
Food Products	0.5%
Ground Transportation	0.5%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

PGIM JENNISON RISING DIVIDEND FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class C
Trading Symbol	PJDCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COS
T
S FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class C	$106	1.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.99%
Net Assets	$ 77,319,518
Holdings Count | Holding	63
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 77,319,518
Number of fund holdings	63
Portfolio turnover rate for the period	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	8.5%
Semiconductors & Semiconductor Equipment	8.1%
Oil, Gas & Consumable Fuels	7.8%
Aerospace & Defense	4.9%
Machinery	4.3%
Multi-Utilities	4.2%
Biotechnology	4.1%
Pharmaceuticals	4.0%
Capital Markets	4.0%
IT Services	3.8%
Diversified Telecommunication Services	3.6%
Electric Utilities	3.6%
Communications Equipment	3.3%
Specialty Retail	3.1%
Consumer Staples Distribution & Retail	3.1%
Financial Services	2.7%
Affiliated Mutual Fund - Short-Term Investment (2.3% represents investments purchased with collateral from securities on loan)	2.7%
Personal Care Products	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Industry Classification	% of Net Assets
Building Products	2.4%
Industrial Conglomerates	2.4%
Electrical Equipment	2.2%
Hotels, Restaurants & Leisure	2.0%
Leisure Products	2.0%
Interactive Media & Services	1.9%
Insurance	1.7%
Metals & Mining	1.4%
Residential REITs	1.1%
Air Freight & Logistics	1.1%
Software	0.9%
Chemicals	0.7%
Independent Power & Renewable Electricity Producers	0.6%
Food Products	0.5%
Ground Transportation	0.5%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

PGIM JENNISON RISING DIVIDEND FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class Z
Trading Symbol	PJDZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class Z	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Net Assets	$ 77,319,518
Holdings Count | Holding	63
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STAT IST ICS AS OF 1/31/2026?
Fund’s net assets	$ 77,319,518
Number of fund holdings	63
Portfolio turnover rate for the period	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	8.5%
Semiconductors & Semiconductor Equipment	8.1%
Oil, Gas & Consumable Fuels	7.8%
Aerospace & Defense	4.9%
Machinery	4.3%
Multi-Utilities	4.2%
Biotechnology	4.1%
Pharmaceuticals	4.0%
Capital Markets	4.0%
IT Services	3.8%
Diversified Telecommunication Services	3.6%
Electric Utilities	3.6%
Communications Equipment	3.3%
Specialty Retail	3.1%
Consumer Staples Distribution & Retail	3.1%
Financial Services	2.7%
Affiliated Mutual Fund - Short-Term Investment (2.3% represents investments purchased with collateral from securities on loan)	2.7%
Personal Care Products	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Industry Classification	% of Net Assets
Building Products	2.4%
Industrial Conglomerates	2.4%
Electrical Equipment	2.2%
Hotels, Restaurants & Leisure	2.0%
Leisure Products	2.0%
Interactive Media & Services	1.9%
Insurance	1.7%
Metals & Mining	1.4%
Residential REITs	1.1%
Air Freight & Logistics	1.1%
Software	0.9%
Chemicals	0.7%
Independent Power & Renewable Electricity Producers	0.6%
Food Products	0.5%
Ground Transportation	0.5%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

PGIM JENNISON RISING DIVIDEND FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class R6
Trading Symbol	PJDQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class R6	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Net Assets	$ 77,319,518
Holdings Count | Holding	63
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATIS TI CS AS OF 1/31/2026?
Fund’s net assets	$ 77,319,518
Number of fund holdings	63
Portfolio turnover rate for the period	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	8.5%
Semiconductors & Semiconductor Equipment	8.1%
Oil, Gas & Consumable Fuels	7.8%
Aerospace & Defense	4.9%
Machinery	4.3%
Multi-Utilities	4.2%
Biotechnology	4.1%
Pharmaceuticals	4.0%
Capital Markets	4.0%
IT Services	3.8%
Diversified Telecommunication Services	3.6%
Electric Utilities	3.6%
Communications Equipment	3.3%
Specialty Retail	3.1%
Consumer Staples Distribution & Retail	3.1%
Financial Services	2.7%
Affiliated Mutual Fund - Short-Term Investment (2.3% represents investments purchased with collateral from securities on loan)	2.7%
Personal Care Products	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Industry Classification	% of Net Assets
Building Products	2.4%
Industrial Conglomerates	2.4%
Electrical Equipment	2.2%
Hotels, Restaurants & Leisure	2.0%
Leisure Products	2.0%
Interactive Media & Services	1.9%
Insurance	1.7%
Metals & Mining	1.4%
Residential REITs	1.1%
Air Freight & Logistics	1.1%
Software	0.9%
Chemicals	0.7%
Independent Power & Renewable Electricity Producers	0.6%
Food Products	0.5%
Ground Transportation	0.5%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

PGIM TARGET DATE INCOME FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R1
Trading Symbol	PDADX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R1	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 28,514,052
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATI STI CS AS OF 1/31/2026?
Fund’s net assets	$ 28,514,052
Number of fund holdings	9
Portfolio turnover rate for the period	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.4%
Affiliated Exchange-Traded Funds - Fixed Income	23.5%
Affiliated Mutual Funds - Domestic Equity	17.5%
Affiliated Mutual Funds - International Equity	12.5%
Affiliated Mutual Fund - Short-Term Investment	6.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE INCOME FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R2
Trading Symbol	PDAEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R2	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 28,514,052
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STA TISTIC S AS OF 1/31/2026?
Fund’s net assets	$ 28,514,052
Number of fund holdings	9
Portfolio turnover rate for the period	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.4%
Affiliated Exchange-Traded Funds - Fixed Income	23.5%
Affiliated Mutual Funds - Domestic Equity	17.5%
Affiliated Mutual Funds - International Equity	12.5%
Affiliated Mutual Fund - Short-Term Investment	6.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE INCOME FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R3
Trading Symbol	PDAFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R3	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 28,514,052
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 28,514,052
Number of fund holdings	9
Portfolio turnover rate for the period	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.4%
Affiliated Exchange-Traded Funds - Fixed Income	23.5%
Affiliated Mutual Funds - Domestic Equity	17.5%
Affiliated Mutual Funds - International Equity	12.5%
Affiliated Mutual Fund - Short-Term Investment	6.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE INCOME FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R4
Trading Symbol	PDAGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R4	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 28,514,052
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 28,514,052
Number of fund holdings	9
Portfolio turnover rate for the period	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.4%
Affiliated Exchange-Traded Funds - Fixed Income	23.5%
Affiliated Mutual Funds - Domestic Equity	17.5%
Affiliated Mutual Funds - International Equity	12.5%
Affiliated Mutual Fund - Short-Term Investment	6.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE INCOME FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R5
Trading Symbol	PDAHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R5	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 28,514,052
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY F UN D STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 28,514,052
Number of fund holdings	9
Portfolio turnover rate for the period	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.4%
Affiliated Exchange-Traded Funds - Fixed Income	23.5%
Affiliated Mutual Funds - Domestic Equity	17.5%
Affiliated Mutual Funds - International Equity	12.5%
Affiliated Mutual Fund - Short-Term Investment	6.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE INCOME FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R6
Trading Symbol	PDAJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 28,514,052
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND ST ATIS TICS AS OF 1/ 31/2 026?
Fund’s net assets	$ 28,514,052
Number of fund holdings	9
Portfolio turnover rate for the period	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.4%
Affiliated Exchange-Traded Funds - Fixed Income	23.5%
Affiliated Mutual Funds - Domestic Equity	17.5%
Affiliated Mutual Funds - International Equity	12.5%
Affiliated Mutual Fund - Short-Term Investment	6.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2020 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R1
Trading Symbol	PDDDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R1	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 33,509,279
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 33,509,279
Number of fund holdings	9
Portfolio turnover rate for the period	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF
1/31
/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	21.3%
Affiliated Mutual Funds - International Equity	14.1%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2020 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R2
Trading Symbol	PDDEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R2	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 33,509,279
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 33,509,279
Number of fund holdings	9
Portfolio turnover rate for the period	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	21.3%
Affiliated Mutual Funds - International Equity	14.1%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2020 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R3
Trading Symbol	PDDFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE L
AS
T SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R3	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 33,509,279
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 33,509,279
Number of fund holdings	9
Portfolio turnover rate for the period	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	21.3%
Affiliated Mutual Funds - International Equity	14.1%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2020 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R4
Trading Symbol	PDDGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R4	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 33,509,279
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 33,509,279
Number of fund holdings	9
Portfolio turnover rate for the period	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	21.3%
Affiliated Mutual Funds - International Equity	14.1%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2020 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R5
Trading Symbol	PDDHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R5	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 33,509,279
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 33,509,279
Number of fund holdings	9
Portfolio turnover rate for the period	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	21.3%
Affiliated Mutual Funds - International Equity	14.1%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2020 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R6
Trading Symbol	PDDJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 33,509,279
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 33,509,279
Number of fund holdings	9
Portfolio turnover rate for the period	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	21.3%
Affiliated Mutual Funds - International Equity	14.1%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2025 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R1
Trading Symbol	PDEDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R1	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 48,674,053
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 48,674,053
Number of fund holdings	10
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	32.1%
Affiliated Mutual Funds - Domestic Equity	26.6%
Affiliated Exchange-Traded Funds - Fixed Income	21.5%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2025 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R2
Trading Symbol	PDEEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R2	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 48,674,053
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 48,674,053
Number of fund holdings	10
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	32.1%
Affiliated Mutual Funds - Domestic Equity	26.6%
Affiliated Exchange-Traded Funds - Fixed Income	21.5%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2025 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R3
Trading Symbol	PDEFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R3	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 48,674,053
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 48,674,053
Number of fund holdings	10
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	32.1%
Affiliated Mutual Funds - Domestic Equity	26.6%
Affiliated Exchange-Traded Funds - Fixed Income	21.5%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2025 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R4
Trading Symbol	PDEGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R4	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 48,674,053
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 48,674,053
Number of fund holdings	10
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	32.1%
Affiliated Mutual Funds - Domestic Equity	26.6%
Affiliated Exchange-Traded Funds - Fixed Income	21.5%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2025 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R5
Trading Symbol	PDEHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R5	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 48,674,053
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 48,674,053
Number of fund holdings	10
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	32.1%
Affiliated Mutual Funds - Domestic Equity	26.6%
Affiliated Exchange-Traded Funds - Fixed Income	21.5%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2025 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R6
Trading Symbol	PDEJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 48,674,053
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 48,674,053
Number of fund holdings	10
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	32.1%
Affiliated Mutual Funds - Domestic Equity	26.6%
Affiliated Exchange-Traded Funds - Fixed Income	21.5%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2030 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R1
Trading Symbol	PDFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R1	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 62,022,505
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 62,022,505
Number of fund holdings	10
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.8%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.3%
Affiliated Mutual Funds - International Equity	19.0%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2030 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R2
Trading Symbol	PDFEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
.
You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R2	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 62,022,505
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 62,022,505
Number of fund holdings	10
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.8%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.3%
Affiliated Mutual Funds - International Equity	19.0%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2030 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R3
Trading Symbol	PDFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R3	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Net Assets	$ 62,022,505
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 62,022,505
Number of fund holdings	10
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.8%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.3%
Affiliated Mutual Funds - International Equity	19.0%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2030 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R4
Trading Symbol	PDFGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R4	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 62,022,505
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 62,022,505
Number of fund holdings	10
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.8%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.3%
Affiliated Mutual Funds - International Equity	19.0%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2030 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R5
Trading Symbol	PDFHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R5	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 62,022,505
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 62,022,505
Number of fund holdings	10
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.8%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.3%
Affiliated Mutual Funds - International Equity	19.0%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2030 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R6
Trading Symbol	PDFJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 62,022,505
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 62,022,505
Number of fund holdings	10
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.8%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.3%
Affiliated Mutual Funds - International Equity	19.0%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2035 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R1
Trading Symbol	PDGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R1	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 56,503,909
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 56,503,909
Number of fund holdings	11
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.7%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.2%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2035 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R2
Trading Symbol	PDGEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R2	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 56,503,909
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 56,503,909
Number of fund holdings	11
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.7%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.2%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2035 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R3
Trading Symbol	PDGFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R3	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 56,503,909
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 56,503,909
Number of fund holdings	11
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.7%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.2%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2035 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R4
Trading Symbol	PDGGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R4	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 56,503,909
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 56,503,909
Number of fund holdings	11
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.7%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.2%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2035 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R5
Trading Symbol	PDGHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R5	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 56,503,909
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 56,503,909
Number of fund holdings	11
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.7%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.2%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2035 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R6
Trading Symbol	PDGJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 56,503,909
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 56,503,909
Number of fund holdings	11
Portfolio turnover rate for the period	32%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.7%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.2%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2040 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R1
Trading Symbol	PDHDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R1	$36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
Net Assets	$ 49,308,358
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 49,308,358
Number of fund holdings	11
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.2%
Affiliated Mutual Funds - International Equity	27.4%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.2%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2040 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R2
Trading Symbol	PDHEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R2	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 49,308,358
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 49,308,358
Number of fund holdings	11
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.2%
Affiliated Mutual Funds - International Equity	27.4%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.2%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2040 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R3
Trading Symbol	PDHFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R3	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 49,308,358
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 49,308,358
Number of fund holdings	11
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.2%
Affiliated Mutual Funds - International Equity	27.4%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.2%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2040 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R4
Trading Symbol	PDHGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R4	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 49,308,358
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 49,308,358
Number of fund holdings	11
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.2%
Affiliated Mutual Funds - International Equity	27.4%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.2%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2040 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R5
Trading Symbol	PDHHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R5	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 49,308,358
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 49,308,358
Number of fund holdings	11
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.2%
Affiliated Mutual Funds - International Equity	27.4%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.2%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2040 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R6
Trading Symbol	PDHJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 49,308,358
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 49,308,358
Number of fund holdings	11
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.2%
Affiliated Mutual Funds - International Equity	27.4%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.2%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2045 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R1
Trading Symbol	PDIDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R1	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 36,919,986
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 36,919,986
Number of fund holdings	11
Portfolio turnover rate for the period	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.3%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.8%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2045 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R2
Trading Symbol	PDIEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R2	$22	0.41%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
Net Assets	$ 36,919,986
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 36,919,986
Number of fund holdings	11
Portfolio turnover rate for the period	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.3%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.8%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2045 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R3
Trading Symbol	PDIKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R3	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 36,919,986
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 36,919,986
Number of fund holdings	11
Portfolio turnover rate for the period	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.3%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.8%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2045 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R4
Trading Symbol	PDIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R4	$9	0.16%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%
Net Assets	$ 36,919,986
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 36,919,986
Number of fund holdings	11
Portfolio turnover rate for the period	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.3%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.8%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2045 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R5
Trading Symbol	PDIHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R5	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 36,919,986
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 36,919,986
Number of fund holdings	11
Portfolio turnover rate for the period	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.3%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.8%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2045 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R6
Trading Symbol	PDIJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 36,919,986
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 36,919,986
Number of fund holdings	11
Portfolio turnover rate for the period	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.3%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.8%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2050 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R1
Trading Symbol	PDJDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R1	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 24,318,889
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 24,318,889
Number of fund holdings	9
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.5%
Affiliated Mutual Funds - Fixed Income	1.9%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2050 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R2
Trading Symbol	PDJEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R2	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Net Assets	$ 24,318,889
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 24,318,889
Number of fund holdings	9
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.5%
Affiliated Mutual Funds - Fixed Income	1.9%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2050 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R3
Trading Symbol	PDJFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R3	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 24,318,889
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 24,318,889
Number of fund holdings	9
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.5%
Affiliated Mutual Funds - Fixed Income	1.9%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2050 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R4
Trading Symbol	PDJGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R4	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 24,318,889
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 24,318,889
Number of fund holdings	9
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.5%
Affiliated Mutual Funds - Fixed Income	1.9%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2050 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R5
Trading Symbol	PDJHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R5	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 24,318,889
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 24,318,889
Number of fund holdings	9
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.5%
Affiliated Mutual Funds - Fixed Income	1.9%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2050 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R6
Trading Symbol	PDJJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 24,318,889
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 24,318,889
Number of fund holdings	9
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.5%
Affiliated Mutual Funds - Fixed Income	1.9%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2055 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R1
Trading Symbol	PDKDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R1	$34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 13,150,984
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 13,150,984
Number of fund holdings	8
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2055 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R2
Trading Symbol	PDKEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R2	$21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 13,150,984
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 13,150,984
Number of fund holdings	8
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2055 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R3
Trading Symbol	PDKFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R3	$13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
Net Assets	$ 13,150,984
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 13,150,984
Number of fund holdings	8
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2055 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R4
Trading Symbol	PDKGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R4	$8	0.14%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.14%
Net Assets	$ 13,150,984
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 13,150,984
Number of fund holdings	8
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2055 FUND-CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R5
Trading Symbol	PDKHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R5	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 13,150,984
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 13,150,984
Number of fund holdings	8
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2055 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R6
Trading Symbol	PDKJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 13,150,984
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 13,150,984
Number of fund holdings	8
Portfolio turnover rate for the period	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2060 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R1
Trading Symbol	PDLDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R1	$34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 12,849,813
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 12,849,813
Number of fund holdings	8
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.2%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.2%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2060 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R2
Trading Symbol	PDLEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R2	$21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 12,849,813
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 12,849,813
Number of fund holdings	8
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.2%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.2%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2060 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R3
Trading Symbol	PDLFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R3	$13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
Net Assets	$ 12,849,813
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 12,849,813
Number of fund holdings	8
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.2%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.2%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2060 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R4
Trading Symbol	PDLGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R4	$8	0.14%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.14%
Net Assets	$ 12,849,813
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 12,849,813
Number of fund holdings	8
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.2%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.2%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2060 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R5
Trading Symbol	PDLHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R5	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 12,849,813
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 12,849,813
Number of fund holdings	8
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.2%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.2%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2060 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R6
Trading Symbol	PDLJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 12,849,813
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 12,849,813
Number of fund holdings	8
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.2%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.2%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2065 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R1
Trading Symbol	PDOAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R1	$34	0.63%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
Net Assets	$ 1,991,418
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 1,991,418
Number of fund holdings	8
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2065 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R2
Trading Symbol	PDODX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at
(800) 225-1852 or (973) 367-3529
from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R2	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 1,991,418
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 1,991,418
Number of fund holdings	8
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2065 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R3
Trading Symbol	PDOEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R3	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 1,991,418
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 1,991,418
Number of fund holdings	8
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2065 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R4
Trading Symbol	PDOFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R4	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 1,991,418
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 1,991,418
Number of fund holdings	8
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2065 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R5
Trading Symbol	PDOGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R5	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 1,991,418
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 1,991,418
Number of fund holdings	8
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2065 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R6
Trading Symbol	PDOHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,991,418
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 1,991,418
Number of fund holdings	8
Portfolio turnover rate for the period	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2070 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R1
Trading Symbol	PDALX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R1	$34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 76,085
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 76,085
Number of fund holdings	8
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2070 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R2
Trading Symbol	PDAMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R2	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 76,085
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 76,085
Number of fund holdings	8
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2070 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R3
Trading Symbol	PDANX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R3	$13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
Net Assets	$ 76,085
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 76,085
Number of fund holdings	8
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2070 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R4
Trading Symbol	PDAOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R4	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 76,085
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 76,085
Number of fund holdings	8
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2070 Fund - Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R5
Trading Symbol	PDAQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R5	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 76,085
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 76,085
Number of fund holdings	8
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2070 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R6
Trading Symbol	PDAUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/target-date-fund-documents
. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/target-date-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 76,085
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 76,085
Number of fund holdings	8
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM 60/40 Allocation Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM 60/40 Allocation Fund
Class Name	Class R6
Trading Symbol	PALDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM 60/40 Allocation Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM 60/40 Allocation Fund—Class R6	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 138,439,351
Holdings Count | Holding	3
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?
Fund’s net assets	$ 138,439,351
Number of fund holdings	3
Portfolio turnover rate for the period	48%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	59.9%
Affiliated Exchange-Traded Funds - Fixed Income	40.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%